INVENTORY (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Inventory [Abstract]
Raw materials		$ 0	$ 0
Work-in-process		0	0
Finished goods		246,077	357,933
Total Inventory	$ 451,252	$ 246,077	$ 357,933